Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-41643
Entity Registrant Name	Trio Petroleum Corp
Entity Central Index Key	0001898766
Entity Tax Identification Number	87-1968201
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	621 NW 53rd Street Ste 125
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	713
Local Phone Number	273-2271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TPET
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false